Class Institutional Shares | Federated Hermes SDG Engagement Equity Fund
Federated Hermes SDG Engagement Equity Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide long term capital appreciation alongside positive societal impact. The objective may be changed by the Fund's Board of Trustees (the "Trustees") without shareholder approval.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund. If you purchase the Fund's Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Institutional Shares Federated Hermes SDG Engagement Equity Fund IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Institutional Shares Federated Hermes SDG Engagement Equity Fund IS
Management Fee	0.75%
Distribution (12b-1) Fee	none
Other Expenses	0.70%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.46%
Fee Waiver and/or Expense Reimbursements	(0.51%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.95%
[1]	Acquired Fund Fees and Expenses and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fees are currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Trustees.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.94% (the "Fee Limit"), up to but not including the later of (the "Termination Date"): (a) November 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Class Institutional Shares | Federated Hermes SDG Engagement Equity Fund | IS | USD ($)	149	462

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund's performance. The Fund is a new fund, has not yet completed its first fiscal year of operation and has no portfolio turnover yet to report.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE<br/><br/>What are the Fund's Main Investment Strategies?
The Fund pursues its investment objective of long-term capital appreciation alongside positive societal impact by investing, under normal circumstances, at least 80% of its net assets in equity securities.

In seeking to achieve its objective, the Fund may invest its assets in companies of all capitalizations, however, the Fund's investment adviser or sub-adviser (as applicable, the "Adviser") anticipates that the Fund will be primarily invested in equity securities and equity-related securities (such as depositary receipts) of small- and mid-capitalization companies in both the United States and foreign markets (including emerging markets).

The Fund may also invest in and/or gain exposure to securities of other investment companies including exchange-traded funds (ETFs), real estate investment trusts (REITs), and money market funds including funds advised by the Adviser or its affiliates.

In managing the assets of the Fund, the Adviser will seek to invest in companies that, in its view, provide the potential for long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the "UN Sustainable Development Goals") (as outlined in further detail below).[1] It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model) and quality of management. The review process may include analysis of financial statements, meetings with management, consideration of the general economic environment in which the company operates, structural growth potential of the relevant industry segment and other relevant factors which allow the Adviser to assess the intrinsic value of a company, and a comparison to the market valuation, as reflected in the current share price. The Adviser also will use standard accounting methodologies to assess the growth prospects of a company by estimating its future operating cash flow less capital expenditures (adjusted for the time value of money). The Adviser believes this analysis may help determine whether the companies may provide the potential for long-term capital appreciation, notwithstanding that equities of such companies may, at the time of purchase, be undervalued.

In addition to fundamental financial indicator criteria, the Adviser may consider engagement criteria such as assessment of company management competence, integrity, and vision, as well as exposure to one or multiple UN Sustainable Development Goals.

The Adviser intends to invest in small- and mid-capitalization companies that it believes will implement best in class UN Sustainable Development Goals practices. The Adviser will utilize bottom-up analysis of companies' respective supply chains, direct operations, products and services to identify those businesses with the best opportunity for improvement in areas such as education, water, and energy conservation.

The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for long-term capital appreciation while also contributing to positive societal impact aligned to the UN Sustainable Development Goals. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.

The Fund may invest in other investment companies (including ETFs) and futures contracts to implement elements of its investment strategy, including for cash flow management, cost effectiveness, and gaining exposure to certain markets and securities in a quicker and/or more efficient manner. There can be no assurance that the Fund's use of futures contracts will work as intended. Futures contract investments made by the Fund are included within the Fund's 80% policy and are calculated at market value.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would permit the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in investments in equity securities.

1Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the United Nations Sustainable Development Goals

Portfolio Turnover

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective, although the Fund expects to have low portfolio turnover. Active trading may cause the Fund to have an increased portfolio turnover rate and increase the Fund's trading costs, which may have an adverse impact on the Fund's performance. An active trading strategy may result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
What are the Main (or Principal) Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Fund's performance.
  Risks of Investing for UN Sustainable Development Goals. The Fund's strategy is to target companies the Adviser believes will contribute positive societal impact aligned to the UN Sustainable Development Goals. The Fund may underperform funds that do not have such a strategy.
  Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
  Risk of Foreign Investing. The foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
  Risk of Investing in Depositary Receipts and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts and other domestically traded securities of foreign companies, whether in the United States or in foreign local markets, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Small-Cap Company Risk. The Fund may invest in small capitalization (or "small-cap") companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base, and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund's portfolio, performance and Share price.
  Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increase volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivative contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
  Investment Style Risk. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund's style of investing, the Fund's Share price may lag that of other funds using a different investment style.
  Liquidity Risk. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
  Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.
  Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus such as stock market, credit, currency, and liquidity risks.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
PERFORMANCE: BAR CHART AND TABLE
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.